Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
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Information about Other Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present information about the Company’s other financial assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2013
	Total	Level 1	Level 2	Level 3
Liabilities
Foreign currency forward contracts	$0.1	$—	$0.1	$—
	December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Foreign currency forward contracts	$1.2	$—	$1.2	$—

Carrying Amounts and Estimated Fair Values of Debt Instruments
The following table presents the carrying amounts and estimated fair values of our primary debt instruments (in millions):

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior Secured Credit Facility	$1,389.2	$1,400.4	$1,475.7	$1,481.3
7.25% Senior Notes	750.0	806.3	750.0	788.9
10.75% Senior Subordinated Notes	533.4	559.7	526.5	529.2

Derivative Instruments in Statement of Financial Position at Fair Value
The following table presents the balance sheet classification and estimated fair values of our derivative instruments on a gross basis (in millions):

	Asset Derivatives				Liability Derivatives
	December 31, 2013		December 31, 2012		December 31, 2013		December 31, 2012
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Derivatives designated as hedging instruments
Foreign currency forward contracts		$—	Other current assets	$2.1	Accrued expenses	$0.4	Accrued expenses	$0.5
Derivatives not designated as hedging instruments
Foreign currency forward contracts	Other current assets	0.6		—	Accrued expenses	0.3	Accrued expenses	0.4
Total derivatives		$0.6		$2.1		$0.7		$0.9

Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table shows the amounts of gains or losses recognized in other comprehensive income and the classifications and amounts of gains or losses reclassified into earnings for our derivative instruments designated as cash flow hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in Other Comprehensive Income			Gain (Loss) Reclassified from Other Comprehensive Income into Earnings
	Year Ended			Classification in Statements of Operations	Year Ended
Derivatives in cash flow	December 31,				December 31,
hedging relationships	2013	2012	2011		2013	2012	2011
Interest rate swap arrangements	$—	$—	$—	Interest expense	$—	$(1.8)	$(3.4)
Foreign currency forward contracts	—	—	—	Interest expense	(1.0)	(1.4)	(1.6)
Foreign currency forward contracts	3.5	0.7	(2.5)	Cost of goods sold	5.5	(2.1)	(2.6)
Total	$3.5	$0.7	$(2.5)		$4.5	$(5.3)	$(7.6)

Balance Sheet Classification, Fair Value and Income Statement Classification of Derivative Instruments Not Designated as Hedging Instruments
The following table presents the classifications and amounts of gains or losses recognized within our statements of operations for our derivative instruments not designated as hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in Earnings
	Classification in Statements of Operations	Year Ended December 31,
		2013	2012	2011
Derivatives not designated as hedging instruments
Interest rate swap arrangements — realized	Interest expense	$—	$(14.4)	$(27.8)
Interest rate swap arrangements — unrealized	Interest expense	—	12.3	22.9
Foreign currency forward contracts	Other income (expense)	0.6	(1.0)	(2.4)
Total		$0.6	$(3.1)	$(7.3)

Non-Financial Assets Measured on Non-Recurring Basis and Impairment Charges Recognized
The following table presents the Company’s non-financial assets measured on a non-recurring basis (in millions):

Carrying Value
2013
Significant unobservable inputs (Level 3)
Annual assessments of impairment — October 1:
Goodwill:
US Lab	$827.6
Emerging Businesses	207.8
Europe	872.1
Indefinite-lived intangible assets:
US Lab	349.4
Emerging Businesses	70.0
Europe	252.9
Science Education	15.4
Acquired intangible assets — various dates	16.1